Borrowings	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Borrowings

17. Borrowings

	Unaudited
	June 30, 2025	December 31, 2024
	US$	US$

Term loan I	83,109	118,558
Term loan IV	-	108,888
Term loan V	-	137,837
Term loan VI	367,417	528,376
Term loan VII	1,475,153	1,573,182
Trade receivables financing	162,256	124,780
Revolving credit	1,841,982	1,727,561
	3,929,917	4,319,182

Details of the repayment schedule in respect of the interest-bearing borrowings are as follows :

	Unaudited
	June 30, 2025	December 31, 2024
	US$	US$
Bank borrowings repayable :
Within one year or on demand	3,929,917	2,928,509

Within a period of more than one year but not exceeding two years	-	1,390,673

	3,929,917	4,319,182

17.	Borrowings (continued)

(i)	Term loan I was obtained for refinancing the outstanding loan amount in relation to the leasehold land and building of the Group. This loan is repayable by monthly instalments over a 120 months period commencing 2015. The interest rates charged were between 2.30% to 1.30% per annum below the bank’s commercial rate 2 for the 1st to 3rd year of the loan and thereafter at the bank’s Commercial Rate 2 (“CR2”) of 4.68% to 5.68% per annum. Term loan I will be fully repaid over the course of the next twelve months.

(ii)	Term loan IV was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.00% per annum on monthly rests. The loan was fully repaid as at June 30, 2025.

(iii)	Term loan V was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2% per annum. The loan was fully repaid as at June 30, 2025.

(iv)	Term loan VI was obtained for purchasing of machineries for core business operations. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.50% per annum on monthly rests. Term loan VI will be fully repaid over the course of the next twelve months.

(v)	Term loan VII was obtained as a replacement for Term Loan II and also for working capital purposes. This loan is repayable by monthly instalments over a 3 year period commencing year 2023. The interest rates charged are 2.0% above the Bank’s Cost of Funds. Term loan VII will be fully repaid over the course of the next twelve months.

(vi)	Revolving credit is obtained for working capital purposes. These loans are repayable 1 to 6 months from the date of each drawdown. The interest rates charged are 2.00% per annum above the Bank’s Cost of Funds or 2.00% above the prevailing SIBOR per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2025 and December 31, 2024.

During the current financial year, the Group entered into a trade receivables financing agreement with one of its lenders. The arrangement will provide immediate payment of up to 90% of the receivables upon presentation of relevant documents by the Group. The remaining 10% will be paid upon settlement of the receivables by the customer. This arrangement has recourse and the Group is liable for any unpaid receivables

Security granted

The Group’s borrowings are secured by:

(a)	A legal mortgage on the Group’s leasehold land and buildings with net book value of US$15,468,606 (2024: US$15,823,299) ;

(b)	Several guarantees from a director and a former director of the Group in their personal capacities.